Inventories - Schedule of Inventories (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Inventories [Abstract]
Inventories	RM 1,377,332	$ 326,963	RM 3,049,405